Growth Portfolio (Prospectus Summary): | Growth Portfolio
Growth Portfolio (Class I)

Prospectus Supplement

October 4, 2011

The Universal Institutional Funds, Inc.

Supplement dated October 4, 2011 to The Universal Institutional Funds, Inc. Prospectus, dated April 29, 2011 of:

Growth Portfolio (Class I)

The third sentence of the fourth paragraph under the section entitled "Portfolio Summary—Growth Portfolio—Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Please retain this supplement for future reference.